Note 7 - Senior Secured Convertible Promissory Note - Schedule of Convertible Notes-10Q (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible promissory note	$ 13,640,000	$ 14,000,000	$ 4,000,000
Senior Secured Convertible Promissory Notes 2 [Member]
Debt Instrument, Maturity Date	Jun. 26, 2024	Jun. 26, 2024	Jun. 26, 2024
Convertible promissory note	$ 0	$ 2,400,000	$ 0
Senior Secured Convertible Promissory Notes 3 [Member]
Debt Instrument, Maturity Date	Jul. 25, 2024	Jul. 25, 2024	Jul. 25, 2024
Convertible promissory note	$ 0	$ 2,400,000	$ 0
Senior Secured Convertible Promissory Notes 4 [Member]
Debt Instrument, Maturity Date	Aug. 25, 2024	Aug. 25, 2024	Aug. 25, 2024
Convertible promissory note	$ 0	$ 2,400,000	$ 0
Senior Secured Convertible Promissory Notes 5 [Member]
Debt Instrument, Maturity Date	Sep. 27, 2024	Sep. 27, 2024	Sep. 27, 2024
Convertible promissory note	$ 0	$ 2,400,000	$ 0
Senior Secured Convertible Promissory Notes 6 [Member]
Debt Instrument, Maturity Date	Nov. 02, 2024	Nov. 02, 2024	Nov. 02, 2024
Convertible promissory note	$ 2,400,000	$ 2,400,000	$ 0
Senior Secured Convertible Promissory Notes 7 [Member]
Debt Instrument, Maturity Date	Dec. 12, 2024	Dec. 12, 2024	Dec. 12, 2024
Convertible promissory note	$ 0	$ 2,000,000	$ 0
Senior Secured Convertible Promissory Notes 8 [Member]
Debt Instrument, Maturity Date	Apr. 02, 2025
Convertible promissory note	$ 2,000,000	0
Senior Secured Convertible Promissory Notes 9 [Member]
Debt Instrument, Maturity Date	May 02, 2025
Convertible promissory note	$ 2,000,000	0
Senior Secured Convertible Promissory Notes 10 [Member]
Debt Instrument, Maturity Date	Jun. 03, 2025
Convertible promissory note	$ 2,000,000	0
Senior Secured Convertible Promissory Notes 11 [Member]
Debt Instrument, Maturity Date	Jun. 21, 2025
Convertible promissory note	$ 1,240,000	0
Senior Secured Convertible Promissory Notes 12 [Member]
Debt Instrument, Maturity Date	Jul. 03, 2025
Convertible promissory note	$ 2,000,000	0
Senior Secured Convertible Promissory Notes 13 [Member]
Debt Instrument, Maturity Date	Aug. 01, 2025
Convertible promissory note	$ 2,000,000	$ 0